Net Loss Per Share (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 21, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share (Details) [Line Items]
Ordinary shares issued		251,751
Issued [Member]
Net Loss Per Share (Details) [Line Items]
Ordinary shares	20
Ordinary shares par value (in Dollars per share)	$ 0.0001
Unissued [Member]
Net Loss Per Share (Details) [Line Items]
Ordinary shares	1
Ordinary shares par value (in Dollars per share)	$ 0.002